CONSOLIDATED STATEMENTS OF INCOME - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Revenues:
Total revenues	¥ 707,003	¥ 632,721	¥ 1,364,816	¥ 1,241,534
Expenses:
Interest expense	29,575	16,513	51,473	33,432
Costs of operating leases	82,953	79,824	164,841	159,578
Life insurance costs	120,927	94,452	222,493	174,215
Costs of goods and real estate sold	119,779	105,114	232,209	204,182
Services expense	145,237	117,734	267,774	223,630
Other (income) and expense	5,211	(14,069)	6,941	(10,558)
Selling, general and administrative expenses	135,872	123,799	267,954	245,884
Provision for Credit Losses	1,426	2,361	1,674	2,106
Write-downs of long-lived assets	145	1	253	88
Write-downs of securities	38	54	71	60
Total expenses	641,163	525,783	1,215,683	1,032,617
Operating Income	65,840	106,938	149,133	208,917
Equity in Net Income of Affiliates	8,005	10,319	6,624	5,399
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net	5,486	3,476	8,589	6,473
Income before Income Taxes	79,331	120,733	164,346	220,789
Provision for Income Taxes	18,010	38,614	38,737	68,070
Net Income	61,321	82,119	125,609	152,719
Net Income Attributable to the Noncontrolling Interests	1,395	653	3,821	6,037
Net Income Attributable to the Redeemable Noncontrolling Interests	12	0	12	0
Net Income Attributable to ORIX Corporation Shareholders	¥ 59,914	¥ 81,466	¥ 121,776	¥ 146,682
Basic:
Net Income Attributable to ORIX Corporation Shareholders	¥ 50.6	¥ 67.51	¥ 102.52	¥ 121.12
Diluted:
Net Income Attributable to ORIX Corporation Shareholders	¥ 50.54	¥ 67.43	¥ 102.4	¥ 121
Finance Revenues
Revenues:
Total revenues	¥ 79,308	¥ 68,889	¥ 153,151	¥ 137,191
Gains (losses) on investment securities and dividends
Revenues:
Total revenues	4,894	21,615	(746)	45,744
Operating Leases
Revenues:
Total revenues	122,945	114,467	249,144	227,933
Life Insurance Premiums And Related Investment Income
Revenues:
Total revenues	136,934	124,699	263,211	232,797
Sales of Goods and Real Estate
Revenues:
Total revenues	133,722	111,551	265,020	230,655
Services Income
Revenues:
Total revenues	¥ 229,200	¥ 191,500	¥ 435,036	¥ 367,214